Salient features - Reconciliation of headline earnings (Details) R / shares in Units, R in Millions, $ in Millions, $ in Millions		6 Months Ended		12 Months Ended
		Dec. 31, 2018 ZAR (R) R / shares	Dec. 31, 2017 ZAR (R) R / shares	Jun. 30, 2018 USD ($)	Jun. 30, 2018 CAD ($)	Jun. 30, 2018 ZAR (R) R / shares
Salient features
Earnings attributable to owners of Sasol Limited		R 14,740	R 6,901			R 8,729
Effect of remeasurement items for subsidiaries and joint operations	[1]	(599)	4,244			9,901
Reversal of impairment	[2]	(957)	(69)			(354)
(Profit)/loss on disposal of non-current assets		(27)	(36)			7
Loss/(profit) on disposal of investment in businesses			83			(833)
Scrapping of non-current assets		376	1,453			1,654
Write-off of unsuccessful exploration wells		7	36			312
Realisation of foreign currency translation reserve			(3)
Tax effect and non-controlling interest		168	(339)			(1,843)
Effect of remeasurement items for equity accounted investments		15	(1)			11
Headline earnings		R 14,324	R 10,805			R 16,798
Headline earnings per share (HEPS)
Headline earnings per share | R / shares		R 23.25	R 17.67			R 27.44
Diluted headline earnings per share | R / shares		R 23.08	R 17.60			R 27.27
Canadian shale gas asset
Salient features
Impairment loss					$ 281	R 2,800
US Gas-To-Liquids (GTL)
Headline earnings per share (HEPS)
Scrapping of assets				$ 83		1,100
Mining
Salient features
Effect of remeasurement items for subsidiaries and joint operations		R 7	R (7)			34
Exploration And Production International
Salient features
Effect of remeasurement items for subsidiaries and joint operations		7	2,835			4,241
Energy
Salient features
Effect of remeasurement items for subsidiaries and joint operations		122	1,249			971
Base Chemicals
Salient features
Effect of remeasurement items for subsidiaries and joint operations		(820)	148			4,499
Performance Chemicals
Salient features
Effect of remeasurement items for subsidiaries and joint operations		85	1			116
Group Functions
Salient features
Effect of remeasurement items for subsidiaries and joint operations			18			40
Property, plant and equipment
Salient features
Impairment loss		R 2	2,715			7,623
Assets under construction
Salient features
Impairment loss			50			R 1,492
Other assets
Salient features
Impairment loss			R 15

[1]	Included in the prior period is the scrapping of our US gas-to-liquids (GTL) project amounting to R1.1 billion (US$83 million) and a partial impairment of our Canadian shale gas assets of R2.8 billion (CAD281 million).
[2]	Includes the impact of the partial reversal of the previous impairment of the Chlor Vinyls cash generating unit as a result of the Sasolburg useful life structural change in the integrated ethylene value chain. The performance of this CGU is highly sensitive to the rand/US dollar exchange rate and US$ product prices. Macroeconomic factors are outside of the control of management and as such we continue to monitor these assets.